Recapitalization (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 09, 2022	Dec. 31, 2021
Recapitalization (Details) [Line Items]
Converted ordinary shares	482,500
MicroAlgo [Member]
Recapitalization (Details) [Line Items]
Outstanding equity interest percentage	65.92%		73.00%
Merger Agreement [Member]
Recapitalization (Details) [Line Items]
Ordinary shares issued		39,603,961
MicroAlgo [Member]
Recapitalization (Details) [Line Items]
Ordinary shares issued	43,856,706
Ordinary shares held, description	(i) the 3,963,745 ordinary shares held by previous Venus public shareholders and its Sponsor; (ii) the 39,603,961 newly issued Venus ordinary shares to the VIYI shareholders pursuant to the Merger Agreement, of which 792,079 ordinary shares issued to the Majority Shareholder will be held in escrow to satisfy any potential indemnification claims(s) which may be made by Venus under the Merger Agreement; (iii) the 214,000 newly issued Venus ordinary shares to the Joyous JD Limited as part of the backstop investment; and (iv) the 75,000 ordinary shares held by Venus’ underwriter.
Warrants issued	4,825,000
Warrants outstanding	4,825,000
Warrants held by public investors	4,600,000
Warrants held by sponsor	225,000